Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing receivables on nonaccrual status	$ 3,780	$ 11,253
Residential Real Estate Including Home Equity [Member]
Financing receivables on nonaccrual status	2,526	1,846
Consumer Loan [Member]
Financing receivables on nonaccrual status	0	10
Commercial Real Estate [Member]
Financing receivables on nonaccrual status	807	2,311
Commercial Participations Purchased [Member]
Financing receivables on nonaccrual status	0	5,442
Commercial Loan [Member]
Financing receivables on nonaccrual status	447	1,644
Government [Member]
Financing receivables on nonaccrual status	$ 0	$ 0